Document and Entity Information	Mar. 10, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 10, 2025
Entity Registrant Name	KORN FERRY
Entity Incorporation State Country Code	DE
Entity File Number	001-14505
Entity Tax Identification Number	95-2623879
Entity Address Address Line 1	1900 Avenue of the Stars
Entity Address Address Line 2	Suite 1225
Entity Address City Or Town	Los Angeles
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90067
City Area Code	310
Local Phone Number	552-1834
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	KFY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000056679
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	1900 Avenue of the Stars
Entity Address Address Line 2	Suite 1500
Entity Address City Or Town	Los Angeles
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90067